Average Annual Total Returns (Vanguard Intermediate-Term Corporate Bond Index Fund Institutional)	Vanguard Intermediate-Term Corporate Bond Index Fu Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Intermediate-Term Corporate Bond Index Fu Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Return After Taxes on Distributions and Sale of Fund Shares
Vanguard Intermediate-Term Corporate Bond Index Fu
Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares
9/1/2013 - 8/31/2014
				Barclays U.S. 5-10 Year Corporate Bond Index Vanguard Intermediate-Term Corporate Bond Index Fu Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)	(3.56%)	(1.04%)	(1.64%)
Since Inception	6.64%	5.07%	4.57%	6.84%